Equity and Redeemable Noncontrolling Interest - Dividends (Details) - $ / shares	May 08, 2023	Mar. 31, 2023	Feb. 16, 2023	Dec. 30, 2022	Oct. 20, 2022
Dividends [Line Items]
Dividend declared (in USD per share)		$ 0.23	$ 0.23	$ 0.23	$ 0.23
Subsequent Event
Dividends [Line Items]
Dividend declared (in USD per share)	$ 0.23